Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets, current portion:
Net operating loss carried forward		$ 0	$ 1,276
Amortization of intangible assets arising from intragroup transactions		0	51
Valuation allowance		0	(106)
Deferred tax assets, current portion, net			1,221
Deferred tax assets, non-current portion:
Net operating loss carried forward		19,246	12,093
Impairment of long-term equity investment		562	348
Allowance for advance to suppliers		88	576
Impairment of Intangible asset		686	0
Impairment of fixed asset		151	0
Impairment of other receivables		1,938	0
Valuation allowance		(16,599)	(9,745)
Deferred tax assets, non-current portion, net	[1]	6,072	3,272
Deferred tax liabilities, non-current portion:
Outside basis difference			$ (635)

[1]	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows